Classification of Expenses By Nature - Summary of Expenses Classified By Nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expense By Nature [Abstract]
Advertising expenses	₩ 14,948	₩ 17,263	₩ 12,525
Fees and commissions	249,210	195,173	83,356
Lease expenses	1,496	2,604	2,205
Outsourcing expenses	7,875	6,176	5,189
Salaries	26,935	23,137	17,847
Expenses related to defined contribution plans	1,807	1,546	1,219
Employee benefits	3,026	2,655	2,169
Depreciation	2,748	545	375
Amortization	905	868	145
Other expenses	3,214	2,915	2,455
Total expenses, by nature	₩ 312,164	₩ 252,882	₩ 127,485